Supplemental Cash Flow Information - Summary of Change in Non-Cash Working Capital (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change in non-cash working capital
Accounts receivable	$ 4,389	$ (264)
Accounts payable and accrued liabilities	(11)	867
Other	48	1,309
Total change in non-cash working capital	$ 4,426	$ 1,912